Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions		12 Months Ended
	May 24, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Non-controlling interests		£ 395	£ 400
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of noncontrolling interests [line items]
Fixed non-cumulative annual dividend payable percentage	6.222%	6.222%	6.222%
First call date		2019-05	2019-05
Non-controlling interests		£ 0	£ 14
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of noncontrolling interests [line items]
Reserve Capital Instruments annual bear interest rate		7.037%	7.037%
First call date		2026-02	2026-02
Non-controlling interests		£ 235	£ 235
PSA Finance UK Limited [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests		£ 160	£ 151